Voyage revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Voyage Revenues (Table)
	Years ended December 31,
	2023	2024	2025

Time charters	$494,970	$710,894	$700,278
Voyage charters	450,410	555,234	340,394
Pool revenues	3,889	(670)	1,827
	$949,269	$1,265,458	$1,042,499